N-6	May 01, 2023 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	RiverSource of New York Account 8
Entity Central Index Key	0000817132
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2023
Amendment Flag	false
RVS VUL 6 NY
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Statutory Prospectus
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of the following riders if elected as optional benefits available under the policy: Accounting Value Increase Rider, Accidental Death Benefit Rider,
Children's Insurance Rider, Waiver of Monthly Deduction Rider, Waiver of
Premium Rider and the AdvanceSource Accelerated Benefit for CI if they are elected as optional benefits available under the policy. Such fees and expenses are set based on various factors such as the Insured’s Risk
Classification, Insurance Age, sex and the number of years the policy is in force. You should review the rates, fees and charges under the Policy Data page of your policy.
You will also bear expenses associated with the Funds offered under the policy, as shown in the following table:
				Fee Tables Transaction Fees Base Policy Charges
	Annual Fee	Minimum	Maximum
	Underlying Fund options (Funds fees and expenses)(1)	0.25	1.26
	(1) As a percentage of Fund assets.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of the following riders if elected as optional benefits available under the policy: Accounting Value Increase Rider, Accidental Death Benefit Rider,
Children's Insurance Rider, Waiver of Monthly Deduction Rider, Waiver of
Premium Rider and the AdvanceSource Accelerated Benefit for CI if they are elected as optional benefits available under the policy. Such fees and expenses are set based on various factors such as the Insured’s Risk
Classification, Insurance Age, sex and the number of years the policy is in force. You should review the rates, fees and charges under the Policy Data page of your policy.
You will also bear expenses associated with the Funds offered under the policy, as shown in the following table:
				Fee Tables Transaction Fees Base Policy Charges
	Annual Fee	Minimum	Maximum
	Underlying Fund options (Funds fees and expenses)(1)	0.25	1.26
	(1) As a percentage of Fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.25%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.26%
Investment Options Footnotes [Text Block]	(1) As a percentage of Fund assets.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge(a)For policies with applicationdates on or after 1/13/2024.
Insurance Cost, When Deducted [Text Block]	Monthly.
Insurance Cost, Representative Investor [Text Block]	Representative Insureds: $0.0125 – Female, $500,000 Specified Amount, Super Preferred Nontobacco, Insurance Age 40, Duration 1.
Insurance Cost, Maximum [Dollars]	$ 57.6325
Insurance Cost (of Face Amount), Minimum [Percent]	0.005%
Administrative Expenses, Description [Text Block]	Administrative Charge(a)For policies with application dates on or after 1/13/2024.
Administrative Expenses, When Deducted [Text Block]	Monthly.
Administrative Expenses, Representative Investor [Text Block]	Representative Insured: $0.148 Female, Super Preferred Nontobacco, Insurance Age 40, Duration 1.
Administrative Expense (of Face Amount), Maximum [Percent]	2.979%
Administrative Expense (of Face Amount), Minimum [Percent]	0.098%
Portfolio Company Expenses [Text Block]	(expenses deducted from the Fund assets, including management fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.25%
Portfolio Company Expenses Maximum [Percent]	1.26%
Offered Starting [Date]	Jan. 13, 2024
Prospectuses Available [Text Block]	The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com/insurance. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversourceannuityservice@ampf.com.The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital	AB VPS Large Cap Growth Portfolio (Class A) AllianceBernstein L.P.	0.65%	(28.51%)	11.54%	15.08%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 1 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	0.94%	(34.30%)	7.35%	10.85%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio: Class I ALPS Advisors, Inc.	0.95%[1]	17.84%	3.77%	-
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value, Class I American Century Investment Management, Inc.		(1.19%)	6.76%	11.01%
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value, Class I American Century Investment Management, Inc.	0.73%[1]	0.54%	7.85%	10.59%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class I) BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, sub-adviser.	0.73%[1]	(15.86%)	3.50%	5.06%
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.	Calvert VP EAFE International Index Portfolio - Class I Calvert Research and Management	0.48%[1]	(14.58%)	1.35%	4.07%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.	Calvert VP Nasdaq 100 Index Portfolio - Class I Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.48%[1]	(32.64%)	11.83%	15.82%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	Calvert VP Russell 2000® Small Cap Index Portfolio - Class I Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.40%[1]	(20.52%)	3.87%	8.57%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.64%	(15.41%)	6.32%	7.57%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 1) Columbia Management Investment Advisers, LLC	0.74%[1]	(16.65%)	5.50%	8.10%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 1) Columbia Management Investment Advisers, LLC	0.75%	19.09%	7.70%	-
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 1) Columbia Management Investment Advisers, LLC	0.68%[1]	(18.65%)	8.44%	12.12%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 1) Columbia Management Investment Advisers, LLC	0.67%	(18.72%)	8.17%	11.98%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 1) Columbia Management Investment Advisers, LLC	0.73%[1]	(1.11%)	8.10%	10.06%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 1) Columbia Management Investment Advisers, LLC	0.75%	(16.03%)	(1.63%)	0.67%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 1) Columbia Management Investment Advisers, LLC	1.09%[1]	(32.90%)	(3.03%)	1.55%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) Columbia Management Investment Advisers, LLC		(13.49%)	(0.67%)	(1.19%)
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 1) Columbia Management Investment Advisers, LLC	0.34%[1]	1.22%	0.99%	0.54%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 1) Columbia Management Investment Advisers, LLC	0.64%[1]	(10.54%)	2.42%	3.89%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) Columbia Management Investment Advisers, LLC	0.64%[1]	(10.01%)	2.22%	3.63%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 1) Columbia Management Investment Advisers, LLC	0.50%	(17.06%)	0.43%	1.39%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC	0.70%[1]	(31.38%)	9.21%	12.60%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 1) Columbia Management Investment Advisers, LLC	0.25%	(18.34%)	9.12%	12.22%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 1) Columbia Management Investment Advisers, LLC	0.41%[1]	(6.08%)	1.31%	1.38%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 1) Columbia Management Investment Advisers, LLC	0.49%[1]	(27.55%)	(1.35%)	-
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 1) Columbia Management Investment Advisers, LLC	0.79%	(14.68%)	1.38%	4.22%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC	0.69%	(1.84%)	8.11%	12.11%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC	0.82%[1]	(30.84%)	7.05%	10.16%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC	0.82%[1]	(9.44%)	8.01%	10.86%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC	0.85%[1]	(14.71%)	4.65%	9.39%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 1) Columbia Management Investment Advisers, LLC	0.96%[1]	(31.72%)	14.63%	18.70%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 1) Columbia Management Investment Advisers, LLC	0.68%[1]	(11.37%)	1.22%	2.36%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) Columbia Management Investment Advisers, LLC	0.45%	(14.14%)	(0.57%)	0.83%
Seeks to provide shareholders with a high level of current income.	CTIVP® - American Century Diversified Bond Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.	0.50%	(15.29%)	0.06%	1.22%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.60%[1]	(17.51%)	0.29%	1.38%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	0.80%	(24.12%)	4.03%	4.70%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - MFS® Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.	0.62%[1]	(6.10%)	7.34%	11.02%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Morgan Stanley Advantage Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.	0.70%	(41.07%)	5.40%	10.36%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Blue Chip Growth Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.70%	(28.01%)	7.69%	12.65%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.69%	(4.96%)	7.02%	9.19%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Core Plus Bond Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.49%	(14.19%)	0.15%	0.95%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	0.81%	(2.75%)	9.85%	13.10%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.82%[1]	(25.60%)	8.74%	10.19%
Seeks to provide total return.	Delaware Ivy VIP Asset Strategy, Class I Delaware Management Company		(14.53%)	4.57%	4.60%
Seeks long-term capital growth.	Delaware VIP® International Series - Standard Class Delaware Management Company, adviser; Macquarie Funds Management HK Ltd., Macquarie Investment Management Global Limited, subadvisers.		(17.33%)	0.76%	4.12%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP, Class A2 DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.	0.83%	(7.42%)	2.83%	2.44%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Institutional Class Eaton Vance Management		(2.26%)	2.47%	2.87%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Initial Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.60%	(26.31%)	8.66%	11.43%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio Initial Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.		(20.17%)	1.71%	4.61%
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio Initial Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.		63.18%	7.19%	4.80%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio Initial Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.		(38.15%)	13.09%	15.09%
Seeks as high level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio Initial Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.		(12.96%)	0.64%	1.53%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Initial Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.61%	(14.74%)	5.95%	9.96%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Initial Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.67%	(11.26%)	1.35%	2.46%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 1 Franklin Advisers, Inc.	0.46%	(5.24%)	4.56%	5.78%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 1 Franklin Mutual Advisers, LLC	0.66%[1]	(9.82%)	5.74%	9.36%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund, Series I Shares Invesco Advisers, Inc.	0.88%[1]	(14.35%)	2.19%	3.54%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series I Shares Invesco Advisers, Inc.	0.87%	(15.83%)	7.01%	10.88%
Seeks long-term growth of capital.	Invesco V.I. Technology Fund, Series I Shares Invesco Advisers, Inc.	0.98%	(39.95%)	6.31%	10.46%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson VIT Balanced Portfolio: Institutional Shares Janus Henderson Investors US LLC	0.62%	(16.40%)	6.69%	8.43%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson VIT Flexible Bond Portfolio: Institutional Shares Janus Henderson Investors US LLC	0.57%[1]	(13.66%)	0.50%	1.35%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Lord, Abbett & Co LLC	0.89%	(12.80%)	1.01%	3.65%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks total return.	MFS® Global Real Estate Portfolio - Initial Class Massachusetts Financial Services Company		(26.94%)	3.49%	5.91%
Seeks capital appreciation.	MFS® International Growth Portfolio - Initial Class Massachusetts Financial Services Company		(14.95%)	4.51%	6.29%
Seeks total return.	MFS® Utilities Series - Initial Class Massachusetts Financial Services Company	0.78%[1]	0.76%	9.00%	8.63%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio, Institutional Class Pacific Investment Management Company LLC (PIMCO)	0.52%	(14.17%)	(0.03%)	1.07%
Seeks to provide shareholders with long-term capital appreciation.	Putnam VT Global Health Care Fund - Class IA Shares Putnam Investment Management, LLC. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and the Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.	0.76%	(4.44%)	11.66%	13.35%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IA Shares Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.		(6.70%)	2.23%	4.45%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund - Class IA Shares Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	0.57%	(2.87%)	9.53%	12.04%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 1)[2] Columbia Management Investment Advisers, LLC	0.79%	(17.99%)	4.09%	6.88%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 1)[2] Columbia Management Investment Advisers, LLC	0.62%[1]	(15.26%)	0.61%	2.09%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 1)[2,3] Columbia Management Investment Advisers, LLC	0.77%	(19.22%)	2.04%	-
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 1)[2,3] Columbia Management Investment Advisers, LLC	0.73%	(17.94%)	1.64%	4.13%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 1)[2] Columbia Management Investment Advisers, LLC	0.71%	(16.42%)	2.58%	4.58%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 1)[2] Columbia Management Investment Advisers, LLC	0.74%	(17.38%)	3.29%	5.71%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 1)[2] Columbia Management Investment Advisers, LLC	0.67%	(15.93%)	1.59%	3.32%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.47%	(13.29%)	0.12%	1.05%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.68%	(17.35%)	7.84%	10.80%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	0.82%	(19.51%)	0.14%	3.03%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 1) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	0.85%[1]	(26.69%)	0.42%	3.85%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	0.84%[1]	(11.46%)	(2.22%)	2.25%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.	0.85%[1]	(28.97%)	4.30%	7.58%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	0.81%[1]	(12.94%)	3.14%	7.01%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 1)[2,3] Columbia Management Investment Advisers, LLC	0.68%	(18.54%)	2.79%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 1)[2,3] Columbia Management Investment Advisers, LLC	0.68%	(17.36%)	2.17%	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class I Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.	0.79%	(13.72%)	0.61%	2.51%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
RVS VUL 6 NY | ABVPSLargeCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Large Cap Growth Portfolio (Class A)
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(28.51%)
Average Annual Total Returns, 5 Years [Percent]	11.54%
Average Annual Total Returns, 10 Years [Percent]	15.08%
RVS VUL 6 NY | AllspringVTSmallCapGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Allspring VT Small Cap Growth Fund - Class 1
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(34.30%)
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	10.85%
RVS VUL 6 NY | ALPSAlerianEnergyInfrastructurePortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS | Alerian Energy Infrastructure Portfolio: Class I
Portfolio Company Objective [Text Block]	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	17.84%
Average Annual Total Returns, 5 Years [Percent]	3.77%
RVS VUL 6 NY | AmericanCenturyVPMidCapValueClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Mid Cap Value, Class I
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	(1.19%)
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	11.01%
RVS VUL 6 NY | AmericanCenturyVPValueClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Value, Class I
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	0.54%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	10.59%
RVS VUL 6 NY | BlackRockGlobalAllocationVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund (Class I)
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, sub-adviser.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.86%)
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	5.06%
RVS VUL 6 NY | CalvertVPEAFEInternationalIndexPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP EAFE International Index Portfolio - Class I
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(14.58%)
Average Annual Total Returns, 5 Years [Percent]	1.35%
Average Annual Total Returns, 10 Years [Percent]	4.07%
RVS VUL 6 NY | CalvertVPNasdaq100IndexPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP Nasdaq 100 Index Portfolio - Class I
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.
Portfolio Company Adviser [Text Block]	Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(32.64%)
Average Annual Total Returns, 5 Years [Percent]	11.83%
Average Annual Total Returns, 10 Years [Percent]	15.82%
RVS VUL 6 NY | CalvertVPRussell2000SmallCapIndexPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP Russell 2000® Small Cap Index Portfolio - Class I
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Portfolio Company Adviser [Text Block]	Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(20.52%)
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	8.57%
RVS VUL 6 NY | CalvertVPSRIBalancedPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class I
Portfolio Company Objective [Text Block]	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.41%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	7.57%
RVS VUL 6 NY | ColumbiaVariablePortfolioBalancedFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(16.65%)
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	8.10%
RVS VUL 6 NY | ColumbiaVariablePortfolioCommodityStrategyFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Commodity Strategy Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	19.09%
Average Annual Total Returns, 5 Years [Percent]	7.70%
RVS VUL 6 NY | ColumbiaVariablePortfolioContrarianCoreFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Contrarian Core Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks total return, consisting of long-term capital appreciation and current income.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(18.65%)
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	12.12%
RVS VUL 6 NY | ColumbiaVariablePortfolioDisciplinedCoreFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Disciplined Core Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(18.72%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	11.98%
RVS VUL 6 NY | ColumbiaVariablePortfolioDividendOpportunityFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(1.11%)
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	10.06%
RVS VUL 6 NY | ColumbiaVariablePortfolioEmergingMarketsBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	(1.63%)
Average Annual Total Returns, 10 Years [Percent]	0.67%
RVS VUL 6 NY | ColumbiaVariablePortfolioEmergingMarketsFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(32.90%)
Average Annual Total Returns, 5 Years [Percent]	(3.03%)
Average Annual Total Returns, 10 Years [Percent]	1.55%
RVS VUL 6 NY | ColumbiaVariablePortfolioGlobalStrategicIncomeFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Global Strategic Income Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high total return through income and growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Average Annual Total Returns, 1 Year [Percent]	(13.49%)
Average Annual Total Returns, 5 Years [Percent]	(0.67%)
Average Annual Total Returns, 10 Years [Percent]	(1.19%)
RVS VUL 6 NY | ColumbiaVariablePortfolioGovernmentMoneyMarketFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	1.22%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	0.54%
RVS VUL 6 NY | ColumbiaVariablePortfolioHighYieldBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - High Yield Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(10.54%)
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	3.89%
RVS VUL 6 NY | ColumbiaVariablePortfolioIncomeOpportunitiesFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(10.01%)
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	3.63%
RVS VUL 6 NY | ColumbiaVariablePortfolioIntermediateBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Intermediate Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(17.06%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	1.39%
RVS VUL 6 NY | ColumbiaVariablePortfolioLargeCapGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(31.38%)
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	12.60%
RVS VUL 6 NY | ColumbiaVariablePortfolioLargeCapIndexFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Index Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(18.34%)
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	12.22%
RVS VUL 6 NY | ColumbiaVariablePortfolioLimitedDurationCreditFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(6.08%)
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.38%
RVS VUL 6 NY | ColumbiaVariablePortfolioLongGovernmentCreditBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(27.55%)
Average Annual Total Returns, 5 Years [Percent]	(1.35%)
RVS VUL 6 NY | ColumbiaVariablePortfolioOverseasCoreFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Overseas Core Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(14.68%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	4.22%
RVS VUL 6 NY | ColumbiaVariablePortfolioSelectLargeCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(1.84%)
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	12.11%
RVS VUL 6 NY | ColumbiaVariablePortfolioSelectMidCapGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(30.84%)
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	10.16%
RVS VUL 6 NY | ColumbiaVariablePortfolioSelectMidCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(9.44%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	10.86%
RVS VUL 6 NY | ColumbiaVariablePortfolioSelectSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	9.39%
RVS VUL 6 NY | ColumbiaVariablePortfolioSeligmanGlobalTechnologyFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(31.72%)
Average Annual Total Returns, 5 Years [Percent]	14.63%
Average Annual Total Returns, 10 Years [Percent]	18.70%
RVS VUL 6 NY | ColumbiaVariablePortfolioStrategicIncomeFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	2.36%
RVS VUL 6 NY | ColumbiaVariablePortfolioUSGovernmentMortgageFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(14.14%)
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.83%
RVS VUL 6 NY | CTIVPAmericanCenturyDiversifiedBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - American Century Diversified Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(15.29%)
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.22%
RVS VUL 6 NY | CTIVPBlackRockGlobalInflationProtectedSecuritiesFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 1)
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(17.51%)
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	1.38%
RVS VUL 6 NY | CTIVPCenterSquareRealEstateFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - CenterSquare Real Estate Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(24.12%)
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	4.70%
RVS VUL 6 NY | CTIVPMFSValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - MFS® Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(6.10%)
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	11.02%
RVS VUL 6 NY | CTIVPMorganStanleyAdvantageFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - Morgan Stanley Advantage Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(41.07%)
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	10.36%
RVS VUL 6 NY | CTIVPPrincipalBlueChipGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - Principal Blue Chip Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(28.01%)
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	12.65%
RVS VUL 6 NY | CTIVPTRowePriceLargeCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(4.96%)
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	9.19%
RVS VUL 6 NY | CTIVPTCWCorePlusBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - TCW Core Plus Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(14.19%)
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	0.95%
RVS VUL 6 NY | CTIVPVictorySycamoreEstablishedValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - Victory Sycamore Established Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(2.75%)
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	13.10%
RVS VUL 6 NY | CTIVPWestfieldMidCapGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - Westfield Mid Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(25.60%)
Average Annual Total Returns, 5 Years [Percent]	8.74%
Average Annual Total Returns, 10 Years [Percent]	10.19%
RVS VUL 6 NY | DelawareIvyVIPAssetStrategyClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy, Class I
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Average Annual Total Returns, 1 Year [Percent]	(14.53%)
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	4.60%
RVS VUL 6 NY | DelawareVIPInternationalSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP® International Series - Standard Class
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Adviser [Text Block]	Delaware Management Company, adviser; Macquarie Funds Management HK Ltd., Macquarie Investment Management Global Limited, subadvisers.
Average Annual Total Returns, 1 Year [Percent]	(17.33%)
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	4.12%
RVS VUL 6 NY | DWSAlternativeAssetAllocationVIPClassAMember
Prospectus:
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP, Class A
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(7.42%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	2.44%
RVS VUL 6 NY | EatonVanceVTFloatingRateIncomeFundInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund - Institutional Class
Portfolio Company Objective [Text Block]	Seeks high level of current income.
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Average Annual Total Returns, 1 Year [Percent]	(2.26%)
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	2.87%
RVS VUL 6 NY | FidelityVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
RVS VUL 6 NY | FidelityVIPEmergingMarketsPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Average Annual Total Returns, 1 Year [Percent]	(20.17%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	4.61%
RVS VUL 6 NY | FidelityVIPEnergyPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Average Annual Total Returns, 1 Year [Percent]	63.18%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	4.80%
RVS VUL 6 NY | FidelityVIPGrowthOpportunitiesPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks to provide capital growth.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Average Annual Total Returns, 1 Year [Percent]	(38.15%)
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	15.09%
RVS VUL 6 NY | FidelityVIPInvestmentGradeBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks as high level of current income as is consistent with the preservation of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.53%
RVS VUL 6 NY | FidelityVIPMidCapPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	9.96%
RVS VUL 6 NY | FidelityVIPStrategicIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks a high level of current income and may also seek capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(11.26%)
Average Annual Total Returns, 5 Years [Percent]	1.35%
Average Annual Total Returns, 10 Years [Percent]	2.46%
RVS VUL 6 NY | FranklinIncomeVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(5.24%)
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	5.78%
RVS VUL 6 NY | FranklinSmallCapValueVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(9.82%)
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	9.36%
RVS VUL 6 NY | InvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund, Series I Shares
Portfolio Company Objective [Text Block]	Seeks total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	3.54%
RVS VUL 6 NY | InvescoVIMainStreetSmallCapFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund®, Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.88%
RVS VUL 6 NY | InvescoVITechnologyFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Technology Fund, Series I Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(39.95%)
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	10.46%
RVS VUL 6 NY | JanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Balanced Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(16.40%)
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	8.43%
RVS VUL 6 NY | JanusHendersonFlexibleBondPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Flexible Bond Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	1.35%
RVS VUL 6 NY | LordAbbettSeriesFundBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
Portfolio Company Objective [Text Block]	Seeks high current income and the opportunity for capital appreciation to produce a high total return.
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.80%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
RVS VUL 6 NY | MFSGlobalRealEstatePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Global Real Estate Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(26.94%)
Average Annual Total Returns, 5 Years [Percent]	3.49%
Average Annual Total Returns, 10 Years [Percent]	5.91%
RVS VUL 6 NY | MFSInternationalGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® International Growth Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(14.95%)
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	6.29%
RVS VUL 6 NY | MFSUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Utilities Series - Initial Class
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.63%
RVS VUL 6 NY | PIMCOVITTotalReturnPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio, Institutional Class
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.07%
RVS VUL 6 NY | PutnamVTGlobalHealthCareFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Global Health Care Fund - Class IA Shares
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and the Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(4.44%)
Average Annual Total Returns, 5 Years [Percent]	11.66%
Average Annual Total Returns, 10 Years [Percent]	13.35%
RVS VUL 6 NY | PutnamVTInternationalValueFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Value Fund - Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
Average Annual Total Returns, 1 Year [Percent]	(6.70%)
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	4.45%
RVS VUL 6 NY | PutnamVTLargeCapValueFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(2.87%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	12.04%
RVS VUL 6 NY | VariablePortfolioAggressivePortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Aggressive Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.99%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	6.88%
RVS VUL 6 NY | VariablePortfolioConservativePortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Conservative Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(15.26%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	2.09%
RVS VUL 6 NY | VariablePortfolioManagedVolatilityGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(19.22%)
Average Annual Total Returns, 5 Years [Percent]	2.04%
RVS VUL 6 NY | VariablePortfolioManagedVolatilityModerateGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(17.94%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	4.13%
RVS VUL 6 NY | VariablePortfolioModeratePortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Moderate Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(16.42%)
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.58%
RVS VUL 6 NY | VariablePortfolioModeratelyAggressivePortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Aggressive Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	5.71%
RVS VUL 6 NY | VariablePortfolioModeratelyConservativePortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Conservative Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(15.93%)
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	3.32%
RVS VUL 6 NY | VariablePortfolioPartnersCoreBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(13.29%)
Average Annual Total Returns, 5 Years [Percent]	0.12%
Average Annual Total Returns, 10 Years [Percent]	1.05%
RVS VUL 6 NY | VariablePortfolioPartnersCoreEquityFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Equity Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(17.35%)
Average Annual Total Returns, 5 Years [Percent]	7.84%
Average Annual Total Returns, 10 Years [Percent]	10.80%
RVS VUL 6 NY | VariablePortfolioPartnersInternationalCoreEquityFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Core Equity Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(19.51%)
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	3.03%
RVS VUL 6 NY | VariablePortfolioPartnersInternationalGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.69%)
Average Annual Total Returns, 5 Years [Percent]	0.42%
Average Annual Total Returns, 10 Years [Percent]	3.85%
RVS VUL 6 NY | VariablePortfolioPartnersInternationalValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(11.46%)
Average Annual Total Returns, 5 Years [Percent]	(2.22%)
Average Annual Total Returns, 10 Years [Percent]	2.25%
RVS VUL 6 NY | VariablePortfolioPartnersSmallCapGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(28.97%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	7.58%
RVS VUL 6 NY | VariablePortfolioPartnersSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.94%)
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	7.01%
RVS VUL 6 NY | VariablePortfolioUSFlexibleGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(18.54%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
RVS VUL 6 NY | VariablePortfolioUSFlexibleModerateGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
RVS VUL 6 NY | WesternAssetVariableGlobalHighYieldBondPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio - Class I
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(13.72%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	2.51%